Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 85% Portfolio	Apr. 29, 2024
VIP FundsManager 85% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.69%
Past 5 years	11.37%
Past 10 years	7.93%
VIP FundsManager 85% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	17.48%
Past 5 years	11.10%
Past 10 years	7.72%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0903
Average Annual Return:
Past 1 year	19.38%
Past 5 years	11.04%
Past 10 years	8.17%